UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21287

John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      May 31

Date of reporting period:     November 30, 2004

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Preferred Income Fund III

11.30.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Fund's investments
page 6

Financial statements
page 13

For more information
page 29


Dear Fellow Shareholders,

The stock market made little, if any, headway for much of 2004, before finally rallying in November. After a strong start in January, the market faded and remained dull as it wrestled with a variety of uncertainties. Questions about the continuing strength of the economy, the effects of rising interest rates, and expectations for corporate earnings growth kept investors jittery. In addition, record high crude oil prices, terrorism and the uncertainty of a closely contested U.S. presidential race all weighed on the market. The picture brightened in early November with the election behind us and oil prices moderating somewhat. With one month left to go, the market seems poised to produce single-digit returns for 2004, barring some major negative occurrence.

Year-to-date through November 30, 2004, the Standard & Poor's 500 Index was up 7.23%, while the Dow Jones Industrial Average advanced 1.67% and the Nasdaq Composite Index rallied from its negative stance in October to return 4.66% through November 30. Despite the Federal Reserve's four hikes in short-term interest rates, bonds still produced positive results, with the Lehman Brothers Aggregate Bond Index up 3.39%.

The way this year has played out in the financial markets serves as a good reminder of why keeping a long-term perspective is such a critical element of successful investing. Getting caught up in the day-to-day twists and turns of the market and trying to act on them can wreak havoc with your portfolio and derail progress toward meeting your overall financial objectives.

Since no one can predict the market's moves, the best way to reach your goals is to stay invested and stick to your plan. Investing should be a marathon, not a sprint. Do not try to time the market, and make sure you work with your investment professional to ensure that your portfolio remains properly diversified to meet your long-term objectives. For example, after several years of dominance, small-cap stocks and value stocks could now represent higher percentages of your portfolio than you may want. If you are comfortable with your financial plan, it becomes easier to ride out the market's daily ups and downs. It could also provide you with a greater chance of success over time.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson
Chief Executive Officer

This commentary reflects the CEO's views as of November 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks to
provide a high level
of current income,
consistent with
preservation of capi-
tal. The Fund's
secondary objective
is to provide growth
of capital to the
extent consistent
with its primary
objective. The Fund
seeks to achieve its
objective by invest
ing in a diversified
portfolio of securi-
ties that, in the
opinion of the
Adviser, may be
undervalued relative
to similar securities
in the marketplace.
Under normal
market conditions,
the Fund invests at
least 80% of its
assets in preferred
stocks and other
preferred securities.

Over the last six months

* Despite rising interest rates, preferred stocks posted good gains in response to strong demand, weak supply and hopes that dividend tax cuts would be made permanent.

* The Fund outpaced its peer group due to solid security selection.

* High-quality, tax-advantaged preferred and convertible securities aided performance.


[Bar chart with heading "John Hancock Preferred Income Fund III." Under the heading is a note that reads "Fund performance for the six months ended November 30, 2004." The chart is scaled in increments of 5% with 0% at the bottom and 15% at the top. The first bar represents the 12.37% net asset value of the fund. The second bar represents the 12.72% market value of the fund. A note below the chart reads "The total returns for the Fund include the reinvestment of all dividends. The performance data contained within this material represents past performance, which does not guarantee future results."]


Top 10 issuers

3.0%   ING Groep N.V.
2.9%   Nexen, Inc.
2.4%   Lloyds TSB Bank Plc
2.3%   J.P. Morgan Chase Capital XI
2.3%   TXU Corp.
2.1%   Royal Bank of Scotland Group Plc
2.0%   DTE Energy Co.
2.0%   Ford Motor Co.
2.0%   Duke Realty Corp.
2.0%   Public Storage, Inc.

As a percentage of net assets plus the value of preferred shares on November 30, 2004.

BY GREGORY K. PHELPS AND MARK T. MALONEY FOR THE PORTFOLIO
MANAGEMENT TEAM

MANAGERS' REPORT

JOHN HANCOCK
Preferred Income Fund III

Preferred stocks -- which are the primary emphasis of John Hancock Preferred Income Fund III -- posted strong gains during the six-month period that ended November 30, 2004. The period began on somewhat of a sour note following a spring Treasury market sell-off triggered by robust economic reports that fanned fears of higher inflation and interest rates. Because preferreds make fixed-income payments in the form of dividends, their prices, like bond prices, tend to move in the opposite direction of interest rates. The Federal Reserve Board did raise rates a quarter of a percentage point on four separate occasions during the period, but the bond and preferred markets staged a rebound that lasted until virtually the end of the period. That rally in the face of rising interest rates was based on investors' confidence that even though the Fed might continue to raise rates, those rate hikes would be small and measured, given the potential for record high oil prices and higher interest rates themselves to dampen economic growth and inflationary pressures. Investors also viewed the reelection of President George Bush as a positive for tax-advantaged preferred stocks. The president vowed to make permanent the tax cut provisions he and Congress enacted in 2003, including the provision that reduced the tax rate most individuals pay on many stock dividends. Finally, preferreds benefited from favorable supply and demand conditions. Supply dwindled as companies redeemed their higher-coupon preferred stock as a way of reducing their financing costs, and there wasn't much in the way of new issuance of preferred stocks. Meanwhile, demand for preferred stocks remained strong as investors continued to seek out the relatively high dividends and quality of many preferred stocks.

"Preferred stocks ... posted
 strong gains during the
 six-month period..."

[Photos of Greg Phelps and Mark Maloney, flush right next to first paragraph.]

Performance

For the six months ended November 30, 2004, John Hancock Preferred Income Fund III returned 12.37% at net asset value and 12.72% at market value. The difference in the Fund's net asset value (NAV) performance and its market performance stems from the fact that the market share price is subject to the dynamics of secondary market trading, which could cause it to trade at a discount or premium to the Fund's NAV share price at any time. By comparison, the average income and preferred stock closed-end fund returned 10.67% at net asset value, according to Lipper, Inc. In the same six-month period, the Dow Jones Utility Average -- which tracks the performance of 15 electric and natural gas utilities -- returned 20.17%, and the broader stock market as measured by the Standard & Poor's 500 Index, returned 5.68%.

"...a number of our tax-advantaged
 preferred holdings were in heavy
 demand and turned in good gains
 during the period."

Tax-advantaged holdings top performers

Given expectations that the 2003 tax reform bill would be made permanent because of the reelection of President Bush and the larger Republican majority in both the House and Senate, a number of our tax-advantaged preferred holdings were in heavy demand and turned in good gains during the period. Two examples were our holdings ABN AMRO and Royal Bank of Scotland. Likewise, Southern Union was boosted by the strong demand for tax-advantaged preferred stocks, as well as by investors' expectations that the company would receive a credit-rating upgrade. On the flip side, our holdings in the bonds and preferred stock of Ford Motor Company and General Motors proved disappointing during the period. Despite the rebound in the economy, overall U.S. car and light-truck sales are up less than 1% for the year through the end of November. At the same time, more brands and models are crowding in, causing intense competitive pressures and pressure on car prices.

Convertible securities post good gains

We also enjoyed solid gains from some of our convertible preferred stock and bond holdings, which are securities that can be converted into common stocks or corporate bonds at the option of the holder. One standout was ONEOK, a diversified energy company

[Table at top left-hand side of page entitled "Top five industry groups1." The first listing is Electric utilities 21%, the second is Multi-utilities & unregulated power 12%, the third is Diversified banks 11%, the fourth is Investment banking & brokerage 10% and the fifth is Other diversified financial services 10%.]

involved in oil and gas production, natural gas processing, gathering, storage and transmission in the mid-continent areas of the United States. It benefited from a well-executed business strategy and its ability to pass on price increases in the wake of higher commodities prices. KeySpan Corp., the largest natural gas distributor in the Northeast United States, already had a lot going for it because if offered an attractive yield. But our holdings in the company got an added boost from the success of the company's growing customer base. DTE Energy also performed well, partly because of its attractive dividend and partly due to the favorable resolution of a major utility rate case in its home state of Michigan.

[Pie chart in middle of page with heading "Portfolio diversification1" The chart is divided into five sections (from top to right): Preferred stocks 82%, Capital preferred securities 8%, Corporate bonds 7%, Common stocks 2% and Short-term investments & other 1%.]

A word about dividends

Issuers exercising their call provisions to benefit from falling interest rates last year caused the supply of preferred stocks to shrink, and virtually every week other issuers continue to announce additional calls of preferred stocks. From a technical standpoint, calls largely have been beneficial for the preferred stock market because they have reduced available supply. By the same token, however, the Fund has been forced to surrender to calls some of its higher-yielding preferred stock holdings and reinvest the proceeds in securities that carried lower dividend yields or hold on to cash or equivalents. At the same time, rising interest rates forced the cost of leverage higher. The resulting downward pressure on the Fund's dividend income, coupled with the rising cost of leverage, caused us to reduce our monthly dividend on December 1, 2004. The new dividend amount of $0.159 per share equates to an annualized

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is ONOEK, followed by an up arrow with the phrase "Well-executed business strategy, plus price hikes." The second listing is KeySpan Corp., followed by an up arrow with the phrase "Attractive dividend, growing customer base draw investor interest." The third listing is Ford Motor Corp., followed by a down arrow with the phrase "Sluggish sales and intense competition erode profitability."]

yield of 7.90%, based on the Fund's closing market price as of November 30, 2004.

Outlook

In our view, the late November decline in oil prices and reports of better economic data suggest that the Fed will continue on a measured path to raise short-term interest rates. Although the rate hikes that were enacted throughout the period didn't affect the prices of preferred stocks, it's possible that potentially higher long-term interest rates could dampen their performance. Over the longer term, however, there are a couple of factors we believe will continue to work in favor of preferred stocks. Making permanent the recently reduced dividend tax rate and strong demand from an aging American population potentially more intent on shifting assets to high-quality income-producing securities should provide some support for the group even if long-term bond yields rise.

"...the late November decline in oil
 prices and reports of better economic
 data suggest that the Fed will
 continue on a measured path to raise
 short-term interest rates."

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund normally will invest at least 25% of its managed assets in securities of companies in the utilities industry. Such an investment concentration makes the Fund more susceptible than a more broadly diversified fund to factors adversely affecting the utilities industry. Sector investing is subject to greater risks than the market as a whole.

1 As a percentage of the Fund's portfolio on November 30, 2004.

 FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
November 30, 2004
(unaudited)

This schedule is divided into five main categories: bonds, capital preferred securities, common stocks, preferred stocks and short-term investments. Bonds, capital preferred securities, common stocks and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


                                                             Interest  Maturity  Credit      Par value
Issuer, description                                              rate  date      rating (A)      (000)          Value
Bonds 9.93%                                                                                               $74,894,924
(Cost $73,353,926)

Automobile Manufacturers 0.36%                                                                              2,680,202
Ford Motor Co., Note                                            7.450% 07-16-31  BBB-          $2,755       2,680,202

Consumer Finance 0.40%                                                                                      3,006,261
General Motors Acceptance Corp., Bond                           8.000  11-01-31  BBB-           3,000       3,006,261

Electric Utilities 5.43%                                                                                   40,961,095
Black Hills Corp., Note                                         6.500  05-15-13  BBB-          15,000      15,238,170
DPL, Inc., Sr Note                                              6.875  09-01-11  B+             7,000       7,612,499
Entergy Gulf States, Inc., 1st Mtg Bond                         6.200  07-01-33  BBB           15,000      14,763,255
Kentucky Power Co., Sr Note, Ser D                              5.625  12-01-32  BBB            3,565       3,347,171

Integrated Oil & Gas 0.71%                                                                                  5,347,065
Amerada Hess Corp., Note                                        7.125  03-15-33  BBB-           5,000       5,347,065

Multi-Utilities & Unregulated Power 1.56%                                                                  11,784,037
DTE Energy Co., Sr Note                                         6.375  04-15-33  BBB-           7,500       7,631,137
TECO Energy, Inc., Note                                         7.000  05-01-12  BB             3,810       4,152,900

Oil & Gas Refining, Marketing & Transportation 1.47%                                                       11,116,264
Valero Energy Corp., Note                                       7.500  04-15-32  BBB            9,500      11,116,264

                                                                                 Credit     Par value
Issuer, description, maturity date                                               rating (A)     (000)           Value
Capital preferred securities 11.69%                                                                       $88,145,142
(Cost $88,534,463)

Diversified Banks 4.70%                                                                                    35,476,400
Credit Agricole Preferred Funding Trust, 7.00%, 01-29-49                         A             $9,000       9,356,400
Lloyds TSB Bank Plc, 6.90%, 11-29-49 (United Kingdom)                            A+            25,000      26,120,000

Electric Utilities 2.23%                                                                                   16,795,862
Dominion Resources Capital I, 7.83%, 12-01-27                                    BBB-           9,097       9,777,174
DPL Capital Trust II, 8.125%, 09-01-31                                           B              6,225       7,018,688

See notes to
financial statements.


6


FINANCIAL STATEMENTS

                                                                                 Credit     Par value
Issuer, description, maturity date                                               rating (A)     (000)           Value
Gas Utilities 0.72%                                                                                        $5,430,486
KN Capital Trust III, 7.63%, 04-15-28                                            BB+           $4,960       5,430,486

Integrated Telecommunication Services 2.19%                                                                16,497,611
TCI Communications Financing Trust III, 9.65%, 03-31-27                          BB+           14,210      16,497,611

Investment Banking & Brokerage 1.36%                                                                       10,275,000
HBOS Capital Funding L.P., 6.85%, 03-29-49 (United Kingdom)                      A             10,000      10,275,000

Other Diversified Financial Services 0.49%                                                                  3,669,783
J.P. Morgan Chase Capital Trust I, 7.54%, 01-15-27                               A-             3,447       3,669,783

Issuer                                                                                         Shares           Value
Common stocks 3.53%                                                                                       $26,651,373
(Cost $23,903,571)

Electric Utilities 2.17%                                                                                   16,354,928
CH Energy Group, Inc.                                                                          20,600         957,282
OGE Energy Corp.                                                                               30,000         775,500
Progress Energy, Inc.                                                                         121,000       5,313,110
Scottish Power Plc, American Depositary Receipt (United Kingdom)                              313,014       9,309,036

Multi-Utilities & Unregulated Power 1.36%                                                                  10,296,445
Duke Energy Corp.                                                                             182,041       4,601,996
TECO Energy, Inc.                                                                             380,645       5,694,449

                                                                                 Credit
Issuer, description                                                              rating (A)    Shares           Value
Preferred stocks 119.46%                                                                                 $901,273,365
(Cost $885,278,223)

Agricultural Products 1.86%                                                                                13,995,250
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                  BB+          185,000      13,995,250

Asset Management & Custody Banks 0.56%                                                                      4,214,731
BNY Capital V, 5.95%, Ser F                                                      A-           170,361       4,214,731

Automobile Manufacturers 4.85%                                                                             36,613,908
Ford Motor Co., 7.50%                                                            BBB-         771,385      19,801,453
General Motors Corp., 7.25%, Ser 7-15-41                                         BBB-          55,641       1,394,920
General Motors Corp., 7.375%, Ser 05-15-48                                       Baa2         593,194      14,859,510
General Motors Corp., 7.375%, Ser 10-01-51                                       Baa2          22,100         558,025

Broadcasting & Cable TV 2.29%                                                                              17,307,970
Shaw Communications, Inc., 8.45%, Ser A (Canada)                                 B+           526,800      13,438,668
Shaw Communications, Inc., 8.50% (Canada)                                        B+           150,850       3,869,302

See notes to
financial statements.


7


FINANCIAL STATEMENTS

                                                                                 Credit
Issuer, description                                                              rating (A)    Shares           Value
Consumer Finance 2.51%                                                                                    $18,912,389
Ford Motor Credit Co., 7.60%                                                     A3            25,000         648,750
Household Finance Corp., 6.875%                                                  A            636,118      17,137,019
SLM Corp., 6.97%, Ser A                                                          BBB+          19,800       1,126,620

Diversified Banks 10.84%                                                                                   81,793,282
BAC Capital Trust II, 7.00%                                                      A-            83,300       2,191,623
BAC Capital Trust III, 7.00%                                                     A-            22,000         583,660
BAC Capital Trust IV, 5.875%                                                     A-           406,400      10,009,632
Banco Santander, 6.41% (Spain)                                                   BBB+         100,000       2,480,600
Fleet Capital Trust VII, 7.20%                                                   A-            61,604       1,640,515
Fleet Capital Trust IX, 6.00%                                                    A-           469,200      11,725,308
Royal Bank of Scotland Group Plc, 5.75%, Ser L (United Kingdom)                  A            960,000      23,203,200
USB Capital IV, 7.35%                                                            A-            59,100       1,569,105
USB Capital V, 7.25%                                                             A-            60,700       1,621,904
Wachovia Preferred Funding Corp., 7.25%, Ser A                                   BBB+         674,800      18,995,620
Wells Fargo Capital Trust IV, 7.00%                                              A            187,800       4,892,190
Wells Fargo Capital Trust VII, 5.85%                                             A            117,500       2,879,925

Electric Utilities 21.59%                                                                                 162,876,927
Ameren Corp., 9.75%, Conv                                                        BBB+         220,100       6,184,810
American Electric Power Co., Inc., 9.25%, Conv                                   BBB          240,800      11,462,080
Cinergy Corp., 9.50%, Conv                                                       Baa2         108,600       6,863,520
Cleveland Electric Financing Trust I, 9.00%                                      BB            27,400         756,240
Consolidated Edison, Inc., $5.00, Ser A                                          BBB+          30,000       2,640,000
Consolidated Edison, Inc., 7.25%                                                 A-            56,000       1,520,400
Detroit Edison Co., 7.375%                                                       BBB-          25,700         653,808
Entergy Mississippi, Inc., 7.25%                                                 A-            63,918       1,693,827
FPC Capital I, 7.10%, Ser A                                                      BB+          569,300      14,278,044
FPL Group Capital Trust I, 5.875%                                                BBB+         478,254      11,788,961
FPL Group, Inc., 8.00%, Conv                                                     A-           112,000       6,395,200
Georgia Power Capital Trust V, 7.125%                                            BBB+         132,200       3,553,536
Georgia Power Co., 6.00%, Ser R                                                  A            737,085      18,736,701
Great Plains Energy, Inc., 8.00%, Conv                                           Baa2         378,000       9,733,500
HECO Capital Trust III, 6.50%                                                    BBB-         130,000       3,416,400
Interstate Power & Light Co., 7.10%, Ser C                                       BBB-         354,900       9,648,844
Interstate Power & Light Co., 8.375%, Ser B                                      BBB-          54,500       1,771,250
Monongahela Power Co., $7.73, Ser L                                              B-            65,557       6,270,527
Northern States Power Co., 8.00%                                                 BBB-          74,550       2,044,906
NVP Capital I, 8.20%, Ser A                                                      CCC+          56,300       1,424,390
NVP Capital III, 7.75%                                                           CCC+         367,605       9,289,378

See notes to
financial statements.


8


FINANCIAL STATEMENTS

                                                                                 Credit
Issuer, description                                                              rating (A)    Shares           Value
TXU Corp., 7.24%, Ser B                                                          BB+              150     $15,555,000
TXU Corp., 8.125%, Conv                                                          Ba1          170,000       9,436,700
Virginia Power Capital Trust, 7.375%                                             BBB          287,900       7,758,905

Gas Utilities 7.60%                                                                                        57,372,039
El Paso Tennessee Pipeline Co., 8.25%, Ser A                                     CCC-         297,700      14,475,662
KeySpan Corp., 8.75%, Conv                                                       A            148,200       7,728,630
Laclede Capital Trust I, 7.70%                                                   BBB+          63,300       1,734,420
SEMCO Capital Trust I, 10.25%                                                    B-            60,500       1,573,000
Southern Union Co., 7.55%                                                        BB+          350,000       9,572,500
Southwest Gas Capital II, 7.70%                                                  BB           810,250      21,674,187
Vectren Utility Holdings, Inc., 7.25%                                            A-            23,200         613,640

Hotels, Resorts & Cruise Lines 0.27%                                                                        2,047,123
Hilton Hotels Corp., 8.00%                                                       BBB-          76,700       2,047,123

Integrated Oil & Gas 1.55%                                                                                 11,730,628
Coastal Finance I, 8.375%                                                        CCC-         473,200      11,730,628

Integrated Telecommunication Services 1.76%                                                                13,257,631
Telephone & Data Systems, Inc., 7.60%, Ser A                                     A-           373,476       9,900,849
Verizon New England, Inc., 7.00%, Ser B                                          Aa3          126,100       3,356,782

Investment Banking & Brokerage 13.22%                                                                      99,727,192
Bear Stearns Cos., Inc. (The), 5.49%, Depositary Shares, Ser G                   BBB          296,032      14,771,997
Lehman Brothers Holdings Capital Trust III, 6.375%, Ser K                        BBB+         793,400      20,390,380
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D                  BBB+         142,500       6,897,000
Merrill Lynch Preferred Capital Trust III, 7.00%                                 A-           387,017      10,372,056
Merrill Lynch Preferred Capital Trust IV, 7.12%                                  A-           222,700       6,019,581
Merrill Lynch Preferred Capital Trust V, 7.28%                                   A-           346,600       9,444,850
Morgan Stanley Capital Trust III, 6.25%                                          A-           764,025      19,154,107
Morgan Stanley Capital Trust IV, 6.25%                                           A-           393,925       9,966,303
Morgan Stanley Capital Trust V, 5.75%                                            A1           113,713       2,710,918

Life & Health Insurance 2.90%                                                                              21,842,325
Lincoln National Capital VI, 6.75%, Ser F                                        BBB          261,400       6,924,486
Phoenix Cos., Inc. (The), 7.45%                                                  BBB          387,849       9,994,869
PLC Capital Trust IV, 7.25%                                                      BBB+         120,600       3,274,290
PLC Capital Trust V, 6.125%                                                      BBB+          66,000       1,648,680

Multi-Line Insurance 4.37%                                                                                 32,990,850
ING Groep N.V., 7.05% (Netherlands)                                              A-           603,970      15,914,610
ING Groep N.V., 7.20% (Netherlands)                                              A-           641,000      17,076,240

See notes to
financial statements.


9


FINANCIAL STATEMENTS

                                                                                 Credit
Issuer, description                                                              rating (A)    Shares           Value
Multi-Utilities & Unregulated Power 14.40%                                                               $108,629,213
Aquila, Inc., 7.875%                                                             B2           218,707       5,305,832
Avista Corp., $6.95, Ser K                                                       BB-          147,176      15,159,128
BGE Capital Trust II, 6.20%                                                      BBB-         556,000      14,166,880
Consumers Energy Co. Financing II, 8.20%                                         B             70,000       1,789,900
Consumers Energy Co. Financing III, 9.25%                                        B            127,500       3,292,050
Consumers Energy Co. Financing IV, 9.00%                                         Ba2          189,700       5,169,325
DTE Energy Co., 8.75%, Conv                                                      BBB          569,000      14,953,320
DTE Energy Trust I, 7.80%                                                        BBB-          80,700       2,150,655
Energy East Capital Trust I, 8.25%                                               BBB-         169,900       4,522,738
Enterprise Capital Trust I, 7.44%, Ser A                                         BB+           68,200       1,726,142
Enterprise Capital Trust III, 7.25%, Ser C                                       BB+          104,100       2,627,484
ONEOK, Inc., 8.50%, Conv                                                         BBB+         197,600       6,874,504
PSEG Funding Trust II, 8.75%                                                     BB+          459,275      12,744,881
Public Service Electric & Gas Co., 5.05%, Ser D                                  BB+           30,000       2,535,000
Public Service Enterprise Group, Inc., 10.25%, Conv                              BBB-         105,600       6,156,480
Puget Sound Energy Capital Trust II, 8.40%                                       BB           185,600       4,966,656
TECO Capital Trust I, 8.50%                                                      B            171,700       4,488,238

Oil & Gas Exploration & Production 5.29%                                                                   39,878,161
Anadarko Petroleum Corp., 5.46%, Depositary Shares, Ser B                        BBB-          24,600       2,468,457
Apache Corp., 5.68%, Depositary Shares, Ser B                                    BBB           27,500       2,749,142
Devon Energy Corp., 6.49%, Ser A                                                 BB+           25,250       2,640,203
Nexen, Inc., 7.35% (Canada)                                                      BB+        1,216,579      32,020,359

Other Diversified Financial Services 14.05%                                                               106,007,174
ABN AMRO Capital Funding Trust V, 5.90%                                          A            867,400      21,051,798
ABN AMRO Capital Funding Trust VI, 6.25%                                         A            400,000      10,200,000
Citigroup Capital VII, 7.125%                                                    A             30,042         793,109
Citigroup Capital VIII, 6.95%                                                    A            220,200       5,813,280
Citigroup Capital IX, 6.00%                                                      A            384,700       9,540,560
Citigroup Capital X, 6.10%                                                       A            720,000      18,172,800
General Electric Capital Corp., 5.875%                                           AAA          402,930      10,105,484
General Electric Capital Corp., 6.10%                                            AAA          114,747       2,951,293
J.P. Morgan Chase Capital XI, 5.875%, Ser K                                      A-         1,035,000      25,222,950
J.P. Morgan Chase Capital XII, 6.25%, Ser L                                      A-            60,000       1,529,400
J.P. Morgan Chase Capital XIV, 6.20%, Ser N                                      A-            25,000         626,500

Real Estate Investment Trusts 7.21%                                                                        54,378,984
Duke Realty Corp., 6.50%, Depositary Shares, Ser K                               BBB          145,000       3,639,500
Duke Realty Corp., 6.60%, Depositary Shares, Ser L                               BBB          103,000       2,564,700

See notes to
financial statements.


10


FINANCIAL STATEMENTS

                                                                                 Credit
Issuer, description                                                              rating (A)    Shares           Value
Real Estate Investment Trust (continued)
Duke Realty Corp., 6.625%, Depositary Shares, Ser J                              BBB          638,100     $16,271,550
Kimco Realty Co., 6.65%, Depositary Shares, Ser F                                BBB+         384,750      10,115,078
Public Storage, Inc., 6.50%, Depositary Shares, Ser W                            BBB+         450,000      11,398,500
Public Storage, Inc., 7.50%, Depositary Shares, Ser V                            BBB+         184,530       4,956,476
Public Storage, Inc., 7.625%, Depositary Shares, Ser T                           BBB+          25,500         678,045
Public Storage, Inc., 8.00%, Depositary Shares, Ser R                            BBB+         177,100       4,755,135

Regional Banks 0.31%                                                                                        2,357,488
National Commerce Capital Trust II, 7.70%                                        A-            86,800       2,357,488

Reinsurance 0.24%                                                                                           1,840,748
RenaissanceRe Holdings Ltd., 6.08%, Ser C (Bermuda)                              BBB+          77,800       1,840,748

Thrifts & Mortgage Finance 1.79%                                                                           13,499,352
Abbey National Plc, 7.25% (United Kingdom)                                       A-           163,265       4,295,502
Abbey National Plc, 7.375% (United Kingdom)                                      A-           339,000       9,203,850

                                                             Interest  Maturity  Credit     Par value
Issuer, description                                              rate  date      rating (A)     (000)           Value
Short-term investments 1.96%                                                                              $14,800,000
(Cost $14,800,000)

Government U.S. Agency 1.96%                                                                               14,800,000
Federal Home Loan Bank, Disc Note                               1.900% 12-01-04  AAA           14,800      14,800,000

Total investments 146.57%                                                                              $1,105,764,804

Other assets and liabilities, net (46.57%)                                                              ($351,334,062)

Total net assets 100.00%                                                                                 $754,430,742

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(S) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $13,995,250 or 1.86% of the Fund's net assets as of November 30, 2004.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

November 30, 2004
(unaudited)

This table shows
percentages of the
Fund's investments,
aggregated by
various industries.

Industry distribution        Value as a percentage of Fund's total investments
------------------------------------------------------------------------------
Agricultural products                                                    1.27%
Asset management & custody banks                                         0.38
Automobile manufacturers                                                 3.55
Broadcasting & cable TV                                                  1.57
Consumer finance                                                         1.98
Diversified banks                                                       10.61
Electric utilities                                                      21.43
Gas utilities                                                            5.68
Hotels, resorts & cruise lines                                           0.18
Integrated oil & gas                                                     1.54
Integrated telecommunication services                                    2.69
Investment banking & brokerage                                           9.95
Life & health insurance                                                  1.98
Multi-line insurance                                                     2.98
Multi-utilities & unregulated power                                     11.82
Oil & gas exploration & production                                       3.61
Oil & gas refining, marketing & transportation                           1.00
Other diversified financial services                                     9.92
Real estate investment trusts                                            4.92
Regional banks                                                           0.21
Reinsurance                                                              0.17
Thrifts & mortgage finance                                               1.22
Short-term investments                                                   1.34

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

November 30, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value for each
common share.

Assets
Investments, at value (cost $1,085,870,183)                    $1,105,764,804
Cash segregated for futures contracts                                 765,000
Receivable for investments sold                                       609,236
Dividends and interest receivable                                   4,599,751
Receivable for futures variation margin                                28,125
Other assets                                                           80,100

Total assets                                                    1,111,847,017

Liabilities
Due to custodian                                                    5,567,042
Payable for investments purchased                                   1,636,869
Payable for swap contracts                                             58,212
Unrealized depreciation of swap contacts                               23,182
Payable to affiliates
Management fees                                                        16,675
Other                                                                  24,224
Other payables and accrued expenses                                    59,538

Total liabilities                                                   7,385,742

Auction Rate Preferred Shares (APS), at value,
unlimited number of shares of beneficial
interest authorized with no par value,
14,000 shares issued, liquidation preference
of $25,000 per share                                              350,030,533

Net assets
Common shares capital paid-in                                     741,148,411
Accumulated net realized loss on investments
and financial futures contracts                                    (4,030,382)
Net unrealized appreciation of investments,
financial futures contracts and swap contracts                     20,979,592
Distributions in excess of net investment income                   (3,666,879)

Net assets applicable to common shares                           $754,430,742

Net asset value per common share
Based on 31,246,304 shares of beneficial
interest outstanding -- unlimited number
of shares authorized with no par value                                 $24.14

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
November 30, 2004
(unaudited)1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Dividends                                                         $31,780,616
Interest                                                            5,630,724

Total investment income                                            37,411,340

Expenses
Investment management fees                                          4,053,286
APS auction fees                                                      453,538
Administration fees                                                   135,110
Custodian fees                                                         56,270
Miscellaneous                                                          49,956
Printing                                                               36,476
Professional fees                                                      21,203
Trustees' fees                                                         19,306
Registration and filing fees                                           19,245
Transfer agent fees                                                    10,796
Interest                                                                  717

Total expenses                                                      4,855,903
Less expense reductions                                            (1,080,876)

Net expenses                                                        3,775,027

Net investment income                                              33,636,313

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments                                                         1,135,243
Financial futures contracts                                        (5,302,625)

Change in net unrealized appreciation (depreciation) of
Investments                                                        57,645,313
Financial futures contracts                                         1,485,197
Swap contracts                                                       (414,351)

Net realized and unrealized gain                                   54,548,777

Distributions to APS                                               (2,975,229)

Increase in net assets from operations                            $85,209,861

1 Semiannual period from 6-1-04 through 11-30-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                              Period         Period
                                               ended          ended
                                             5-31-04 1     11-30-04 2
Increase in net assets
From operations

Net investment income                    $54,215,153    $33,636,313
Net realized gain (loss)                   3,847,142     (4,167,382)
Change in net unrealized
appreciation (depreciation)              (37,736,567)    58,716,159
Distributions to APS                      (3,228,368)    (2,975,229)

Increase in net assets resulting
from operations                           17,097,360      85,209,861

Distributions to common shareholders
From net investment income               (55,617,481)    (33,677,860)

From Fund share transactions             737,661,844       3,757,018

Net assets
Beginning of period                               --     699,141,723

End of period 3                         $699,141,723    $754,430,742

1 Inception period from 6-19-03 through 5-31-04.

2 Semiannual period from 6-1-04 through 11-30-04. Unaudited.

3 Includes distributions in excess of net investment income of $650,103 and $3,666,879, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                           5-31-04 1    11-30-04 2
Per share operating performance
Net asset value,
beginning of period                                     $23.88 3      $22.49
Net investment income 4                                   1.88          1.08
Net realized and unrealized
gain (loss) on investments                               (1.21)         1.75
Distributions to APS                                     (0.11)        (0.10)
Total from
investment operations                                     0.56          2.73
Less distributions to
common shareholders
From net investment income                               (1.80)        (1.08)
Capital charges
Offering costs related to common shares                  (0.02)           --
Offering costs and underwriting discounts
related to APS                                           (0.13)           --
Net asset value, end of period                          $22.49        $24.14
Per share market value, end of period                   $22.42        $24.14
Total return at market value 5 (%)                       (4.29) 6,7    12.72 7

Ratios and supplemental data
Net assets applicable to common shares,
end of period (in millions)                               $699          $754
Ratio of expenses
to average net assets 8 (%)                               0.99 9        1.03 9
Ratio of adjusted expenses
to average net assets 10 (%)                              1.27 9        1.33 9
Ratio of net investment income
to average net assets 11 (%)                              7.97 9        9.22 9
Portfolio turnover (%)                                      99             5

Senior securities
Total value of APS outstanding (in millions)              $350          $350
Involuntary liquidation preference
per unit (in thousands)                                     25            25
Average market value per unit (in thousands)                25            25
Asset coverage per unit 12                             $75,065       $78,525


See notes to
financial statements.

FINANCIAL HIGHLIGHTS

Notes to Financial Highlights

 1 Inception period from 6-19-03 through 5-31-04.

 2 Semiannual period from 6-1-04 through 11-30-04. Unaudited.

 3 Reflects the deduction of a $1.125 per share sales load.

 4 Based on the average of the common shares outstanding.

 5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 6 Assumes dividend reinvestment and a purchase at $25.28 per share on the inception date and a sale at the current market price on the last day of the period.

 7 Not annualized.

 8 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratios of expenses would have been 0.70% and 0.70%, respectively.

 9 Annualized.

10 Ratios calculated on the basis of expenses relative to the average net assets of common shares, that does not take into consideration expense reductions during the periods shown. Without the exclusion of preferred shares, the annualized ratios of expenses would have been 0.90% and 0.90%, respectively.

11 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratios of net investment income would have been 5.69% and 6.22%, respectively.

12 Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing that amount by the number of APS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Preferred Income Fund III (the "Fund") is a diversified closed-end management investment company registered under the Investment Company Act of 1940.

Significant accounting
policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. The Fund determines the net asset value of the common shares each business day.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other fund's instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this "mark to market" are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts. On November 30, 2004, the Fund had deposited $765,000 in a segregated account to cover margin requirements on open financial futures contracts.

The Fund had the following financial futures contracts open on November 30, 2004:

                      NUMBER OF
OPEN CONTRACTS        CONTRACTS     POSITION     EXPIRATION       APPRECIATION
------------------------------------------------------------------------------
U.S. 10-Yr Note       900           Short        March 05           $1,108,153

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Accrued interest receivable or payable on the swap contracts is recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty's ability to perform under the contract, and may decline in value if the counterparty's creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had the following interest rate swap contracts open on November
30, 2004:

                         RATE TYPE
               -----------------------------
                                PAYMENTS
NOTIONAL       PAYMENTS MADE    RECEIVED            TERMINATION
AMOUNT         BY FUND          BY FUND             DATE          DEPRECIATION
------------------------------------------------------------------------------
$35,000,000    4.00% (a)        3-month LIBOR       April 09           $23,182

(a) Fixed rate

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $240,044 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires May 31, 2012.

Dividends, interest and
distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the period ended May 31, 2004, the tax character of distributions paid was as follows: ordinary income $58,845,849.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with John Hancock Advisers LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc. Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.75% of the Fund's average daily net asset value and the value attributable to the Auction Preferred Shares (collectively "managed assets").

The Adviser has contractually agreed to limit the Fund's management fee to the following: 0.55% of the Fund's average daily managed assets until the fifth anniversary of the commencement of the Fund's operations, 0.60% of such assets in the sixth year, 0.65% of such assets in the seventh year and 0.70% of average daily managed assets in the eighth year. Accordingly, the expense reductions related to the reduction in management fees amounted to $1,080,876 for the period ended November 30, 2004. After the eighth year the Adviser will no longer waive a portion of the management fee.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $135,110. The Fund also paid the Adviser the amount of $295 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

Common shares

This listing illustrates the Fund common shares sold, offering cost and underwriting discount charged to capital paid-in, distributions reinvested, reclassification of the Fund's capital accounts and the number of common shares outstanding at the end of the period, along with the corresponding dollar value.


                                      Period ended 5-31-04 1       Period ended 11-31-04 2
                                    Shares          Amount        Shares          Amount
Beginning of period                     --              --    31,084,744    $737,391,393
Shares sold                     30,630,990    $731,314,886 3          --              --
Offering cost related to
common shares                           --        (687,576)           --              --
Offering cost and underwriting
discount related to
Auction Preferred Shares                --      (3,712,531)           --              --
Distribution reinvested            453,754      10,747,065       161,560       3,757,018
Reclassification of
capital accounts                        --        (270,451)           --              --

Net increase                    31,084,744    $737,391,393    31,246,304    $741,148,411

1 Inception period from 6-19-03 through 5-31-04.

2 Semiannual period from 6-1-04 through 11-30-04. Unaudited.

3 Net of $1.125 per share sales load of the initial offering price of $25.00 per share.

Auction preferred shares

The Fund issued a total of 14,000 Auction Preferred Shares (2,800 shares of Series M, 2,800 shares of Series T, 2,800 shares of series W, 2,800 shares of Series TH and 2,800 shares of Series F) (collectively, the "APS") on August 19, 2003, in a public offering. The underwriting discount of $3,500,000 has been charged to capital paid-in of common shares during the period ended May 31, 2004. Offering costs of $687,576 related to common shares and $212,531 incurred in connection with the preferred shares were charged to the Fund's capital paid-in during the period ended May 31, 2004.

Dividends on the APS, which accrue daily, are cumulative at a rate that was established at the offering of the APS and has been reset every 7 days thereafter by an auction (except for Series W, which reset its rate on August 18, 2004, at which time the Fund elected a Special Dividend Payment of 182 days for the subsequent distributions). Dividend rates on APS ranged from 1.15% to 2.13% during the period ended November 30, 2004. Accrued dividends on APS are included in the value of APS on the Fund's Statement of Assets and Liabilities.

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the APS as defined in the Fund's by-laws. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shareholders have equal voting rights of one vote per share, except that the holders of the APS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the APS and common shareholders.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2004, aggregated $73,579,722 and $55,445,440, respectively.

The cost of investments owned on November 30, 2004, including short-term investments, for federal income tax purposes was $1,086,099,064. Gross unrealized appreciation and depreciation of investments aggregated $28,478,591 and $8,812,851, respectively, resulting in net unrealized appreciation of $19,665,740. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on amortization of premiums and accretion of discounts on debt securities.

Investment
objective
and policy

The Fund's primary objective is to provide a high level of current income, consistent with preservation of capital. The Fund's secondary objective is to provide growth of capital to the extent consistent with its primary objective. The Fund seeks to achieve its objectives by investing in a diversified portfolio of securities that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace.

Under normal market conditions, the Fund invests at least: (a) 80% of its assets in preferred stocks and other preferred securities, including convertible preferred securities, (b) 25% of its total assets in the industries comprising the utilities sector and (c) 80% of its total assets in preferred securities or other fixed income securities which are rated investment-grade or higher by Moody's or Standard & Poor's at the time of investment. "Assets" are defined as net assets including the liquidation preference of APS plus borrowing for investment purposes.

By-laws

On December 16, 2003, the Trustees approved the following change to the Fund's by-laws. The auction preferred section of the Fund's by-laws was changed to update the rating agency requirements, in keeping with recent changes to the agencies' basic maintenance reporting requirements for leveraged closed-end funds. By-laws now require an independent accountants' confirmation only once per year, at the Fund's fiscal year end, and changes to the agencies' basic maintenance reporting requirements that include modifications to the eligible assets and their respective discount factors. These revisions bring the Fund's by-laws in line with current rating agency requirements.

On September 14, 2004, the Trustees approved an amendment to the Fund's by-laws increasing the maximum applicable dividend rate ceiling on the preferred shares to conform with the modern calculation methodology used by the industry and other John Hancock funds.

Dividend
reinvestment plan

The Fund offers its shareholders a Dividend Reinvestment Plan (the "Plan"), which offers the opportunity to earn compounded yields. Each holder of common shares will automatically have all distributions of dividends and capital gains reinvested by Mellon Investor Services, as Plan Agent for the common shareholders (the "Plan Agent"), unless an election is made to receive cash. Holders of common shares who elect not to participate in the Plan will receive all distributions in cash, paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose shares are held in the name of a broker or a nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

If the Fund declares a dividend payable either in common shares or in cash, non-participants will receive cash and participants in the Plan will receive the equivalent in common shares. If the market price of the common shares on the payment date of the dividend is equal to or exceeds their net asset value as determined on the payment date, participants will be issued common shares (out of authorized but unissued shares) at a value equal to the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of the common shares at such time, or if the Board of Trustees declares a dividend payable only in cash, the Plan Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. Such purchases will be made promptly after the payable date for such dividend and, in any event, prior to the next ex-dividend date after such date, except where necessary to comply with federal securities laws. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer shares than if the dividend had been paid in shares issued by the Fund.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The cost per share of the shares purchased for each participant's account will be the average cost, including brokerage commissions, of any shares purchased on the open market plus the cost of any shares issued by the Fund. There will be no brokerage charges with respect to common shares issued directly by the Fund. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received not less than ten days prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to the shareholders' meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividend to be reported on 1099-DIV should be (1) in the case of shares issued by the Fund, the fair market value of such shares on the dividend payment date and
(2) in the case of shares purchased by the Plan Agent in the open market, the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent after at least 90 days' written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938 (telephone 1-800-852-0218).

Shareholder
communication
and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
Telephone 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov


Trustees

Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)

*Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

Susan S. Newton
Senior Vice President and
Secretary

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and
dividend disburser

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660

Transfer agent for APS

Deutsche Bank Trust
Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol

Listed New York Stock
Exchange:
HPS

For shareholder assistance
refer to page 25


How to contact us

Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives     1-800-852-0218
          Portfolio commentary                 1-800-344-7054
          24-hour automated information        1-800-843-0090
          TDD line  1-800-231-5469


A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

PRESORTED
STANDARD
U. S. POSTAGE
PAID
MIS

1-800-852-0218
1-800-843-0090 EASI-Line
1-800-231-5469 (TDD)

www.jhfunds.com

P12SA  11/04
        1/05

ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:   January 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:   January 26, 2005


By:
    -----------------------
    William H. King
    Vice President and Treasurer

Date:   January 26, 2005